                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2019

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT March 31, 2019 (unaudited)

VANECK VECTORS®

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Generic Drugs ETF	GNRX

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

Video Gaming and eSports ETF	ESPO®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2019.

VANECK VECTORS ETFs

March 31, 2019 (unaudited)

Review of 2018

As we wrote in our Market Insights research, www.vaneck.com/blogs/market insights/, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task.

The big shock to this growth story came with concerns about European and Chinese growth in the summer of 2018. These, together with both unstable politics and weaker bank balance sheets, became obstacles to monetary policy normalization as the year progressed. This resulted in U.S. dollar strength and emerging markets equity weakness. In addition, rather than continuing to “grind” higher, commodities were hit by China worries and other factors, and had a disappointing year.

2019 Outlook

As we came into 2019, two of our macro views for the year were that: 1) developed market central banks were tightening and Europe continued to be “two years” behind the U.S. in this trend. We also believed European monetary normalization would remain a slow process, likely slower than the U.S.; and 2) China’s central bank was stimulating, and harder-to-stimulate lending to private companies and financial reform continued, but the effects would really only be felt in the first or even the second quarter of 2019. However, we believed that the Chinese government—the central bank supported by fiscal and other steps—would win in stimulating.

Now, as we end the first quarter of 2019, we have seen some important changes. Developed country central banks reversed course. Not only has the U.S. Federal Reserve basically said it will stop raising interest rates, but also, faced with possible recession across the Eurozone, the European Central Bank (ECB) has promised to maintain already historically low interest rates at least until the end of the year.

As we thought it would, in China, the People’s Bank of China and other policy makers are indeed continuing to stimulate. We have been calling their collective fiscal and monetary stimulus steps a program of “drip stimulus,” since it was not meant to be an old-style sort of big system, big infrastructure stimulus program as we had after the global financial crisis. This drip stimulus has led to stronger Purchasing Managers’ Index (PMI) measures with markets already seeing significant benefits and likely to see more.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

April 4, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2018 to March 31, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2018 – March 31, 2019
Biotech ETF
Actual	$1,000.00	$948.60	0.35%	$1.70
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$1,005.40	0.56%	$2.80
Hypothetical**	$1,000.00	$1,022.14	0.56%	$2.82
Gaming ETF
Actual	$1,000.00	$955.20	0.65%	$3.17
Hypothetical**	$1,000.00	$1,021.69	0.65%	$3.28
Generic Drugs ETF
Actual	$1,000.00	$881.90	0.55%	$2.58
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Pharmaceutical ETF
Actual	$1,000.00	$950.30	0.36%	$1.75
Hypothetical**	$1,000.00	$1,023.14	0.36%	$1.82
Retail ETF
Actual	$1,000.00	$950.90	0.35%	$1.70
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,018.30	0.35%	$1.76
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Video Gaming and eSports ETF
Actual***	$1,000.00	$1,024.00	0.55%	$2.55
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from October 16, 2018 (commencement of operations) to March 31, 2019) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
2

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%

China / Hong Kong: 4.1%
126,926	BeiGene Ltd. (ADR) *	$16,754,232
Netherlands: 3.8%
387,724	QIAGEN NV (USD) *	15,772,612
Spain: 2.7%
558,625	Grifols SA (ADR)	11,233,949
United States: 89.4%
139,046	Alexion Pharmaceuticals, Inc. *	18,796,238
147,316	Allergan Plc	21,568,536
125,273	Alnylam Pharmaceuticals, Inc. *	11,706,762
185,673	Amgen, Inc.	35,274,157
63,709	Biogen Idec, Inc. *	15,059,533
200,238	BioMarin Pharmaceutical, Inc. *	17,787,142
36,441	Bluebird Bio, Inc. *	5,733,263
247,337	Celgene Corp. *	23,333,773
86,469	Charles River Laboratories International, Inc. *	12,559,622
213,061	Exact Sciences Corp. *	18,455,344
407,011	Gilead Sciences, Inc.	26,459,785
67,828	Illumina, Inc. *	21,073,481
218,684	Incyte Corp. *	18,809,011
122,373	Ionis Pharmaceuticals, Inc. * †	9,933,016
145,538	IQVIA Holdings, Inc. *	20,935,641
226,642	Nektar Therapeutics *	7,615,171
113,766	Neurocrine Biosciences, Inc. *	10,022,785
47,812	Regeneron Pharmaceuticals, Inc. *	19,632,563
125,235	Sarepta Therapeutics, Inc. *	14,926,760
110,421	Seattle Genetics, Inc. *	8,087,234
73,024	United Therapeutics Corp. *	8,570,827
111,851	Vertex Pharmaceuticals, Inc. *	20,574,991
		366,915,635
Total Common Stocks (Cost: $460,213,829)		410,676,428
Number
of Shares		Value

MONEY MARKET FUND: 0.0% (Cost: $219,378)
219,378	Dreyfus Government Cash Management Fund – Institutional Shares	$219,378
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $460,433,207)		410,895,806

Principal
Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%

Repurchase Agreements: 0.3%
$130,857	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.60%, due 4/1/19, proceeds $130,885; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 4/25/19 to 7/15/27, valued at $133,474 including accrued interest)	130,857
1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,130,857)		1,130,857
Total Investments: 100.3% (Cost: $461,564,064)		412,026,663
Liabilities in excess of other assets: (0.3)%		(1,367,396)
NET ASSETS: 100.0%		$410,659,267

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,117,305.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	51.7%	$212,385,254
Health Care	36.2	148,885,459
Life Sciences Tools & Services	12.0	49,405,715
Money Market Fund	0.1	219,378
	100.0%	$410,895,806

See Notes to Financial Statements

3

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$410,676,428	$—	$—	$410,676,428
Money Market Fund	219,378	—	—	219,378
Repurchase Agreements	—	1,130,857	—	1,130,857
Total	$410,895,806	$1,130,857	$—	$412,026,663

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

4

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%

United States: 100.0%
31,567	ABM Industries, Inc.	$1,147,460
40,189	Advanced Disposal Services, Inc. *	1,125,292
51,653	Advanced Emissions Solutions, Inc.	597,109
16,215	Cantel Medical Corp.	1,084,621
31,405	Casella Waste Systems, Inc. *	1,116,762
15,437	Clean Harbors, Inc. *	1,104,209
64,764	Covanta Holding Corp.	1,121,065
52,253	Darling International, Inc. *	1,131,277
22,313	Donaldson Company, Inc.	1,116,989
82,914	Evoqua Water Technologies Corp. *	1,043,058
22,029	Heritage-Crystal Clean, Inc. *	604,696
63,692	Newpark Resources, Inc. *	583,419
36,156	Republic Services, Inc.	2,906,219
22,909	Schnitzer Steel Industries, Inc.	549,816
22,006	Stericycle, Inc. *	1,197,566
22,925	STERIS Plc	2,935,088
9,084	Tennant Co.	564,026
45,044	Tenneco, Inc.	998,175
18,495	Tetra Tech, Inc.	1,102,117
19,760	US Ecology, Inc.	1,106,165
33,681	Waste Connections, Inc.	2,983,800
28,144	Waste Management, Inc.	2,924,443
Total Common Stocks (Cost: $26,441,957)		29,043,372
Number
of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $37,279)
37,279	Dreyfus Government Cash Management Fund – Institutional Shares	$37,279
Total Investments: 100.1% (Cost: $26,479,236)		29,080,651
Liabilities in excess of other assets: (0.1)%		(42,633)
NET ASSETS: 100.0%		$29,038,018

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	3.4%	$998,175
Consumer Staples	3.9	1,131,277
Energy	2.0	583,419
Health Care	13.8	4,019,709
Industrials	72.8	21,163,867
Materials	4.0	1,146,925
Money Market Fund	0.1	37,279
	100.0%	$29,080,651

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks	$29,043,372	$—	$—	$29,043,372
Money Market Fund	37,279	—	—	37,279
Total	$29,080,651	$—	$—	$29,080,651

See Notes to Financial Statements

5

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%

Australia: 13.3%
105,929	Aristocrat Leisure Ltd. #	$1,848,256
56,799	Crown Ltd. #	464,713
114,560	Star Entertainment Group Ltd. #	340,434
308,076	TABCORP Holdings Ltd. #	1,011,398
		3,664,801
Cambodia: 1.6%
308,000	Nagacorp Ltd. #	431,343
Canada: 2.7%
7,598	Great Canadian Gaming Corp. *	285,106
25,970	Stars Group, Inc. (USD) *	454,735
		739,841
China / Hong Kong: 24.3%
322,240	Galaxy Entertainment Group Ltd. #	2,196,070
45,149	Melco Crown Entertainment Ltd. (ADR)	1,019,916
79,000	Melco International Development Ltd. #	185,333
155,700	MGM China Holdings Ltd. #	326,510
394,800	Sands China Ltd. #	1,987,008
401,000	SJM Holdings Ltd. #	458,408
213,200	Wynn Macau Ltd. #	503,503
		6,676,748
Greece: 1.5%
39,838	OPAP SA #	412,152
Ireland: 2.9%
10,332	Paddy Power Betfair Plc #	798,222
Japan: 3.4%
10,400	Heiwa Corp. #	208,349
9,379	Sankyo Co. Ltd. #	358,540
31,800	Sega Sammy Holdings, Inc. #	376,235
		943,124
Malaysia: 3.7%
373,200	Genting Bhd #	607,788
537,298	Genting Malaysia Bhd #	422,043
		1,029,831
Malta: 1.2%
32,171	Kindred Group Plc (SDR) #	323,494
Number
of Shares		Value

New Zealand: 0.7%
68,690	Sky City Entertainment Group Ltd. #	$181,322
Singapore: 2.9%
1,055,200	Genting Singapore Ltd. #	812,133
South Africa: 0.4%
85,334	Tsogo Sun Holdings Ltd.	114,262
South Korea: 2.5%
19,141	Kangwon Land, Inc. #	539,914
9,493	Paradise Co. Ltd. #	150,090
		690,004
Sweden: 0.5%
18,443	Betsson AB #	140,285
United Kingdom: 3.7%
70,498	GVC Holdings Plc #	514,210
39,946	Playtech Ltd. #	226,480
130,337	William Hill Plc #	272,849
		1,013,539
United States: 34.6%
11,377	Boyd Gaming Corp.	311,275
57,459	Caesars Entertainment Corp. *	499,319
4,731	Churchill Downs, Inc.	427,020
7,650	Eldorado Resorts, Inc. *	357,178
29,206	Gaming and Leisure Properties, Inc.	1,126,475
18,650	International Game Technology Plc	242,264
36,967	Las Vegas Sands Corp.	2,253,508
61,048	MGM Resorts International	1,566,492
15,680	Penn National Gaming, Inc. *	315,168
5,502	Scientific Games Corp. *	112,351
41,491	VICI Properties Inc.	907,823
11,837	Wynn Resorts Ltd.	1,412,391
		9,531,264
Total Common Stocks: 99.9% (Cost: $32,360,380)		27,502,365
Other assets less liabilities: 0.1%		26,887
NET ASSETS: 100.0%		$27,529,252

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,097,082 which represents 58.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	92.6%	$25,468,067
Real Estate	7.4	2,034,298
	100.0%	$27,502,365

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$3,664,801	$—	$3,664,801
Cambodia	—	431,343	—	431,343
Canada	739,841	—	—	739,841
China / Hong Kong	1,019,916	5,656,832	—	6,676,748
Greece	—	412,152	—	412,152
Ireland	—	798,222	—	798,222
Japan	—	943,124	—	943,124
Malaysia	—	1,029,831	—	1,029,831
Malta	—	323,494	—	323,494
New Zealand	—	181,322	—	181,322
Singapore	—	812,133	—	812,133
South Africa	114,262	—	—	114,262
South Korea	—	690,004	—	690,004
Sweden	—	140,285	—	140,285
United Kingdom	—	1,013,539	—	1,013,539
United States	9,531,264	—	—	9,531,264
Total	$11,405,283	$16,097,082	$—	$27,502,365

See Notes to Financial Statements

7

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.4%

China / Hong Kong: 10.1%
64,000	CSPC Pharmaceutical Group Ltd. #	$119,241
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	7,066
5,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	19,907
9,500	Shanghai Pharmaceuticals Holding Co. Ltd. #	20,705
130,500	Sino Biopharmaceutical Ltd. #	119,263
12,400	Sinopharm Group Co. Ltd. #	51,700
		337,882
Finland: 1.2%
1,074	Orion OYJ #	40,396
Hungary: 1.1%
1,924	Richter Gedeon Nyrt #	36,339
India: 16.9%
6,042	Aurobindo Pharma Ltd. #	68,388
6,187	Biocon Ltd. #	54,587
10,557	Cadila Healthcare Ltd. #	52,865
8,303	Cipla Ltd. #	63,383
1,713	Dr. Reddy’s Laboratories Ltd. (ADR)	69,377
4,663	Lupin Ltd. #	49,741
22,992	Sun Pharmaceuticals Industries Ltd. #	159,078
1,745	Torrent Pharmaceuticals Ltd. #	49,119
		566,538
Indonesia: 1.6%
483,800	Kalbe Farma Tbk PT #	51,632
Ireland: 6.6%
1,603	Alkermes Plc (USD) *	58,494
2,311	Endo International Plc (USD) *	18,557
561	ICON Plc (USD) *	76,621
1,412	Perrigo Co. Plc (USD)	68,002
		221,674
Israel: 6.1%
407	Taro Pharmaceutical Industries Ltd. (USD)	43,993
10,172	Teva Pharmaceutical Industries Ltd. (ADR) *	159,497
		203,490

Number of Shares		Value

Japan: 5.3%
1,000	Hisamitsu Pharmaceutical Co., Inc. #	$46,188
6,000	Kyowa Hakko Kirin Co. Ltd. #	131,112
		177,300
Jordan: 1.7%
2,492	Hikma Pharmaceuticals Plc (GBP) #	58,226
South Africa: 0.9%
4,711	Aspen Pharmacare Holdings Ltd. #	30,446
South Korea: 7.1%
1,211	Celltrion, Inc. * #	193,642
668	Hanmi Science Co. Ltd. #	45,624
		239,266
Switzerland: 7.1%
769	Lonza Group AG #	238,705
United States: 31.7%
1,119	Albemarle Corp.	91,736
1,186	Amneal Pharmaceuticals, Inc. *	16,806
496	Charles River Laboratories International, Inc. *	72,044
2,091	IQVIA Holdings, Inc. *	300,790
5,168	Mylan NV *	146,461
7,232	Pfizer, Inc.	307,143
664	PRA Health Sciences, Inc. *	73,233
1,062	Syneos Health, Inc. *	54,969
		1,063,182
Total Common Stocks (Cost: $3,390,392)		3,265,076
MONEY MARKET FUND: 3.5% (Cost: $116,176)
116,176	Dreyfus Government Cash Management Fund – Institutional Shares	116,176
Total Investments: 100.9% (Cost: $3,506,568)		3,381,252
Liabilities in excess of other assets: (0.9)%		(29,316)
NET ASSETS: 100.0%		$3,351,936

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,707,353 which represents 50.9% of net assets.

See Notes to Financial Statements

8

Summary of Investments by Sector	% of Investments	Value
Biotechnology	9.1%	$306,723
Health Care Distributors	2.1	72,405
Life Sciences Tools & Services	24.2	816,362
Pharmaceuticals	58.5	1,977,850
Specialty Chemicals	2.7	91,736
Money Market Fund	3.4	116,176
	100.0%	$3,381,252

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$—	$337,882	$—	$337,882
Finland	—	40,396	—	40,396
Hungary	—	36,339	—	36,339
India	69,377	497,161	—	566,538
Indonesia	—	51,632	—	51,632
Ireland	221,674	—	—	221,674
Israel	203,490	—	—	203,490
Japan	—	177,300	—	177,300
Jordan	—	58,226	—	58,226
South Africa	—	30,446	—	30,446
South Korea	—	239,266	—	239,266
Switzerland	—	238,705	—	238,705
United States	1,063,182	—	—	1,063,182
Money Market Fund	116,176	—	—	116,176
Total	$1,673,899	$1,707,353	$—	$3,381,252

See Notes to Financial Statements

9

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%

Denmark: 5.2%
189,407	Novo-Nordisk AS (ADR)	$9,907,880
France: 5.0%
214,991	Sanofi SA (ADR)	9,519,801
Ireland: 7.0%
177,835	Endo International Plc (USD) *	1,428,015
52,112	Jazz Pharmaceuticals Plc (USD) *	7,449,410
91,251	Perrigo Co. Plc (USD)	4,394,648
		13,272,073
Israel: 4.3%
524,742	Teva Pharmaceutical Industries Ltd. (ADR) *	8,227,955
Japan: 4.4%
408,588	Takeda Pharmaceutical Co. Ltd. (ADR)	8,322,938
Switzerland: 5.2%
103,678	Novartis AG (ADR)	9,967,603
United Kingdom: 12.4%
221,539	AstraZeneca Plc (ADR)	8,956,822
231,682	GlaxoSmithKline Plc (ADR)	9,681,991
29,948	GW Pharmaceuticals Plc (ADR) *	5,048,334
		23,687,147
Principal Amount		Value

United States: 56.2%
$119,238	AbbVie, Inc.	$9,609,390
109,359	AmerisourceBergen Corp.	8,696,228
355,693	Bausch Health Cos, Inc. *	8,785,617
158,445	Bristol-Myers Squibb Co.	7,559,411
121,278	Catalent, Inc. *	4,922,674
73,503	Eli Lilly & Co.	9,537,749
66,944	Johnson & Johnson	9,358,102
69,541	Mallinckrodt Plc *	1,511,821
73,827	McKesson Corp.	8,642,189
115,296	Merck and Co., Inc.	9,589,168
309,687	Mylan NV *	8,776,530
74,140	Patterson Companies, Inc.	1,619,959
222,438	Pfizer, Inc.	9,446,942
88,989	Zoetis, Inc.	8,958,523
		107,014,303
Total Common Stocks (Cost: $259,622,615)		189,919,700
MONEY MARKET FUND: 0.0% (Cost: $56,773)
56,773	Dreyfus Government Cash Management Fund – Institutional Shares	56,773
Total Investments: 99.7% (Cost: $259,679,388)		189,976,473
Other assets less liabilities: 0.3%		572,599
NET ASSETS: 100.0%		$190,549,072

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Health Care	33.6%	$63,775,700
Pharmaceuticals	66.4	126,144,000
Money Market Fund	0.0	56,773
	100.0%	$189,976,473

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$189,919,700	$—	$—	$189,919,700
Money Market Fund	56,773	—	—	56,773
Total	$189,976,473	$—	$—	$189,976,473

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

10

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%

China / Hong Kong: 2.4%
64,845	JD.com, Inc. (ADR) *	$1,955,077
United States: 97.7%
9,387	Amazon.com, Inc. *	16,715,900
13,017	AmerisourceBergen Corp.	1,035,112
1,844	AutoZone, Inc. *	1,888,477
16,876	Best Buy Co., Inc.	1,199,208
21,804	Cardinal Health, Inc.	1,049,863
17,864	Costco Wholesale Corp.	4,325,589
65,274	CVS Caremark Corp.	3,520,227
18,959	Dollar General Corp.	2,261,809
16,665	Dollar Tree, Inc. *	1,750,492
45,067	Home Depot, Inc.	8,647,907
12,599	Kohl’s Corp.	866,433
70,874	Kroger Co.	1,743,500
17,254	L Brands, Inc.	475,865
38,269	Lowe’s Cos, Inc.	4,189,307
24,105	MACY’S, Inc.	579,243
16,842	McKesson Corp.	1,971,524
6,963	O’Reilly Automotive, Inc. *	2,703,733
28,276	Ross Stores, Inc.	2,632,496
42,934	Sysco Corp.	2,866,274
41,452	Target Corp.	3,326,937
27,110	The Gap, Inc.	709,740
67,875	TJX Cos., Inc.	3,611,629
57,689	Walgreens Boots Alliance, Inc.	3,649,983
74,832	Wal-Mart Stores, Inc.	7,298,365
		79,019,613
Total Common Stocks: 100.1% (Cost: $91,718,496)		80,974,690
Liabilities in excess of other assets: (0.1)%		(70,893)
NET ASSETS: 100.0%		$80,903,797

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	66.1%	$53,514,253
Consumer Staples	24.5	19,883,711
Health Care	9.4	7,576,726
	100.0%	$80,974,690

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$80,974,690	$—	$—	$80,974,690

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Netherlands: 9.1%
230,288	ASML Holding NV (USD)	$43,305,658
408,669	NXP Semiconductors NV (USD)	36,122,253
		79,427,911
Switzerland: 1.5%
883,843	STMicroelectronics NV (USD) †	13,125,069
Taiwan: 9.6%
2,035,897	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	83,390,341
United States: 79.8%
1,334,416	Advanced Micro Devices, Inc. *	34,054,296
351,595	Analog Devices, Inc.	37,012,406
986,311	Applied Materials, Inc.	39,117,094
155,492	Broadcom, Inc.	46,757,999
348,323	Cadence Design Systems, Inc. *	22,121,994
2,221,031	Intel Corp.	119,269,365
186,602	KLA-Tencor Corp.	22,282,145
207,722	Lam Research Corp.	37,184,315
783,096	Marvell Technology Group Ltd.	15,575,779
321,017	Maxim Integrated Products, Inc.	17,068,474
262,119	Microchip Technology, Inc. †	21,745,392
989,975	Micron Technology, Inc. *	40,915,667
299,275	NVIDIA Corp.	53,737,819
495,008	ON Semiconductor Corp. *	10,182,315
121,186	Qorvo, Inc. *	8,692,672
761,338	Qualcomm, Inc.	43,419,106
225,138	Skyworks Solutions, Inc.	18,569,382
192,084	Teradyne, Inc.	7,652,627
469,447	Texas Instruments, Inc.	49,794,243
56,118	Universal Display Corp.	8,577,636
309,363	Xilinx, Inc.	39,224,135
		692,954,861
Total Common Stocks (Cost: $984,496,665)		868,898,182
MONEY MARKET FUND: 0.0% (Cost: $311,943)
311,943	Dreyfus Government Cash Management Fund – Institutional Shares	311,943
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $984,808,608)		869,210,125

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%

Repurchase Agreements: 2.2%
$4,505,632	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc., 2.65%, due 4/1/19, proceeds $4,506,627; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $4,595,745 including accrued interest)	$4,505,632
4,505,632	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.65%, due 4/1/19, proceeds $4,506,627; (collateralized by various U.S. government and agency obligations, 0.25% to 5.00%, due 6/30/21 to 6/15/39, valued at $4,595,745 including accrued interest)	4,505,632
4,505,632	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $4,506,627; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $4,595,745 including accrued interest)	4,505,632
4,505,632	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.62%, due 4/1/19, proceeds $4,506,616; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 5/15/34 to 6/20/68, valued at $4,595,745 including accrued interest)	4,505,632
947,241	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc., 2.57%, due 4/1/19, proceeds $947,444; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $966,186 including accrued interest)	947,241
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $18,969,769)		18,969,769
Total Investments: 102.2% (Cost: $1,003,778,377)		888,179,894
Liabilities in excess of other assets: (2.2)%		(19,246,649)
NET ASSETS: 100.0%		$868,933,245

See Notes to Financial Statements

12

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,974,918.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	16.4%	$142,694,476
Semiconductor Equipment	17.2	149,541,839
Semiconductors	66.4	576,661,867
Money Market Fund	0.0	311,943
	100.0%	$869,210,125

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$868,898,182	$—	$—	$868,898,182
Money Market Fund	311,943	—	—	311,943
Repurchase Agreements	—	18,969,769	—	18,969,769
Total	$869,210,125	$18,969,769	$—	$888,179,894

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

13

VANECK VECTORS VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%

China / Hong Kong: 14.0%
128,000	Kingsoft Corp. Ltd. #	$326,358
3,435	NetEase, Inc. (ADR)	829,381
27,700	Tencent Holdings Ltd. #	1,273,862
		2,429,601
France: 3.7%
7,179	Ubisoft Entertainment SA * #	640,799
Japan: 26.2%
16,500	Bandai Namco Holdings, Inc. #	775,706
14,900	Capcom Co. Ltd. #	334,852
20,600	Dena Co. Ltd. #	310,935
83,000	GungHo Online Entertainment, Inc. #	303,373
15,800	Konami Holdings Corp. #	688,354
45,500	Nexon Co. Ltd. * #	716,485
3,400	Nintendo Co. Ltd. #	976,026
12,600	Square Enix Holdings Co. Ltd. #	443,426
		4,549,157
Poland: 3.3%
11,103	CD Project SA * #	580,163
Singapore: 6.5%
138,000	IGG, Inc. (HKD) #	191,647
40,127	Sea Ltd. (ADR) *	943,787
		1,135,434
South Korea: 8.1%
1,798	NCsoft Corp. #	786,059
3,871	Netmarble Corp. Reg S 144A * #	426,857
1,249	Pearl Abyss Corp. * #	185,036
		1,397,952
Number of Shares		Value

Taiwan: 2.4%
150,000	Micro-Star International Co. Ltd. #	$422,617
United States: 35.9%
26,189	Activision Blizzard, Inc.	1,192,385
39,078	Advanced Micro Devices, Inc. *	997,271
10,921	Electronic Arts, Inc. *	1,109,901
8,378	NVIDIA Corp.	1,504,354
8,217	Take-Two Interactive Software, Inc. *	775,438
124,453	Zynga, Inc. *	663,334
		6,242,683
Total Common Stocks (Cost: $16,119,941)		17,398,406
MONEY MARKET FUND: 0.8% (Cost: $140,069)
140,069	Dreyfus Government Cash Management Fund – Institutional Shares	140,069
Total Investments: 100.9% (Cost: $16,260,010)		17,538,475
Liabilities in excess of other assets: (0.9)%		(151,709)
NET ASSETS: 100.0%		$17,386,766

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,382,555 which represents 54.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $426,857, or 2.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	76.3%	$13,372,100
Consumer Discretionary	4.4	775,706
Information Technology	18.5	3,250,600
Money Market Fund	0.8	140,069
	100.0%	$17,538,475

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$829,381	$1,600,220	$—	$2,429,601
France	—	640,799	—	640,799
Japan	—	4,549,157	—	4,549,157
Poland	—	580,163	—	580,163
Singapore	943,787	191,647	—	1,135,434
South Korea	—	1,397,952	—	1,397,952
Taiwan	—	422,617	—	422,617
United States	6,242,683	—	—	6,242,683
Money Market Fund	140,069	—	—	140,069
Total	$8,155,920	$9,382,555	$—	$17,538,475

See Notes to Financial Statements

15

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2019 (unaudited)

	Biotech	Environmental	Gaming	Generic
	ETF	Services ETF	ETF	Drugs ETF

Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$410,895,806	$29,080,651	$27,502,365	$3,381,252
Short-term investments held as collateral for securities loaned (3)	1,130,857	—	—	—
Cash	—	500	—	—
Cash denominated in foreign currency, at value (4)	—	—	—	—
Receivables:
Investment securities sold	—	3,215,679	421	—
Shares sold	—	—	—	—
Due from Adviser	—	—	5,866	5,089
Dividends and interest	10,501	33,310	129,840	4,056
Prepaid expenses	4,812	1,241	2,721	23
Total assets	412,041,976	32,331,381	27,641,213	3,390,420

Liabilities:
Payables:
Investment securities purchased	—	758,471	—	—
Collateral for securities loaned	1,130,857	—	—	—
Line of credit	—	—	—	—
Shares redeemed	—	2,488,029	—	—
Due to Adviser	101,741	7,047	—	—
Due to custodian	—	—	55,502	—
Deferred Trustee fees	41,976	2,397	6,154	41
Accrued expenses	108,135	37,419	50,305	38,443
Total liabilities	1,382,709	3,293,363	111,961	38,484
NET ASSETS	$410,659,267	$29,038,018	$27,529,252	$3,351,936
Shares outstanding	3,196,503	300,000	750,000	150,000
Net asset value, redemption and offering price per share	$128.47	$96.79	$36.71	$22.35

Net assets consist of:
Aggregate paid in capital	$477,891,824	$32,051,942	$42,371,026	$3,727,174
Total distributable earnings (loss)	(67,232,557)	(3,013,924)	(14,841,774)	(375,238)
	$410,659,267	$29,038,018	$27,529,252	$3,351,936
(1) Value of securities on loan	$1,117,305	$—	$—	$—
(2) Cost of investments	$460,433,207	$26,479,236	$32,360,380	$3,506,568
(3) Cost of short-term investments held as collateral for securities loaned	$1,130,857	$—	$—	$—
(4) Cost of cash denominated in foreign currency	$—	$—	$—	$—

See Notes to Financial Statements

16

Pharmaceutical	Retail	Semiconductor	Video Gaming
ETF	ETF	ETF	and eSports ETF

$189,976,473	$80,974,690	$869,210,125	$17,538,475
—	—	18,969,769	—
309,434	—	—	—
—	—	—	34,956

—	—	—	396,190
—	—	—	202
—	—	—	680
626,290	84,238	226,322	59,927
4,022	2,868	12,691	—
190,916,219	81,061,796	888,418,907	18,030,430

235,715	—	—	618,701
—	—	18,969,769	—
—	87,975	—	—
—	—	2,240	—
44,148	14,230	235,443	—
—	3,589	136,810	—
24,758	5,895	33,578	36
62,526	46,310	107,822	24,927
367,147	157,999	19,485,662	643,664
$190,549,072	$80,903,797	$868,933,245	$17,386,766
3,138,138	771,531	8,170,937	550,000

$60.72	$104.86	$106.34	$31.61

$271,090,635	$91,851,934	$985,546,781	$16,150,016
(80,541,563)	(10,948,137)	(116,613,536)	1,236,750
$190,549,072	$80,903,797	$868,933,245	$17,386,766
$—	$—	$18,974,918	$—
$259,679,388	$91,718,496	$984,808,608	$16,260,010
$—	$—	$18,969,769	$—
$—	$—	$—	$34,956

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2019 (unaudited)

	Biotech	Environmental	Gaming	Generic
	ETF	Services ETF	ETF	Drugs ETF

Income:
Dividends	$1,307,658	$121,920	$386,854	$17,217
Securities lending income	4,461	19	1,210	9
Foreign taxes withheld	(27,988)	(1,403)	(8,631)	(1,530)
Total Income	1,284,131	120,536	379,433	15,696

Expenses:
Management fees	724,002	59,783	64,762	8,436
Professional fees	38,681	27,560	28,248	31,145
Trustees’ fees and expenses	5,491	265	580	24
Reports to shareholders	25,595	7,222	7,736	7,048
Indicative optimized portfolio value fee	2,490	—	3,325	2,131
Custodian fees	7,018	2,064	7,429	2,282
Registration fees	4,689	2,373	5,674	1,845
Transfer agent fees	1,196	1,196	1,196	1,189
Fund accounting fees	14,758	509	2,677	3,422
Interest	7,279	—	576	—
Other	15,163	2,764	3,442	563
Total expenses	846,362	103,736	125,645	58,085
Waiver of management fees	(115,081)	(37,028)	(40,879)	(8,436)
Expenses assumed by the Adviser	—	—	—	(40,370)
Net expenses	731,281	66,708	84,766	9,279
Net investment income	552,850	53,828	294,667	6,417

Net realized gain (loss) on:
Investments	2,448,447	(804,166)	(1,784,575)	34,659
In-kind redemptions	6,018,706	1,388,917	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(4,134)	(370)
Net realized gain (loss)	8,467,153	584,751	(1,788,709)	34,289

Net change in unrealized appreciation (depreciation) on:
Investments	(36,895,469)	(941,811)	394,203	(489,943)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(451)	(31)
Net change in unrealized appreciation (depreciation)	(36,895,469)	(941,811)	393,752	(489,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,875,466)	$(303,232)	$(1,100,290)	$(449,268)

(a)	Commencement of operations for Video Gaming and eSports ETF was October 16, 2018.

See Notes to Financial Statements

18

Pharmaceutical	Retail	Semiconductor	Video Gaming
ETF	ETF	ETF	and eSports ETF(a)

$2,467,464	$876,050	$7,486,525	$70,155
33,714	230	48,955	206
(69,240)	—	(48,070)	(6,001)
2,431,938	876,280	7,487,410	64,360

414,109	190,751	1,643,896	17,217
32,609	28,911	43,786	17,207
3,051	852	14,205	2,093
16,506	12,890	26,916	6,795
2,490	2,490	2,490	2,371
4,405	1,967	16,902	4,695
3,307	9,789	37,191	2,379
1,196	1,196	1,196	1,134
7,252	1,862	32,140	2,086
6,575	1,809	14,692	—
7,265	3,644	20,359	428
498,765	256,161	1,853,773	56,405
(78,080)	(63,601)	(195,186)	(17,217)
—	—	—	(20,243)
420,685	192,560	1,658,587	18,945
2,011,253	683,720	5,828,823	45,415

(7,321,058)	(731,733)	(1,884,763)	(84,305)
3,378,622	3,663,445	6,044,895	—

—	—	—	(545)
(3,942,436)	2,931,712	4,160,132	(84,850)

(14,128,522)	(14,396,249)	(5,879,789)	1,278,464

—	—	—	(279)
(14,128,522)	(14,396,249)	(5,879,789)	1,278,185

$(16,059,705)	$(10,780,817)	$4,109,166	$1,238,750

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF
	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018
	(unaudited)		(unaudited)

Operations:
Net investment income	$552,850	$2,159,885	$53,828	$96,331
Net realized gain (loss)	8,467,153	9,517,436	584,751	1,147,292
Net change in unrealized appreciation (depreciation)	(36,895,469)	(16,896,680)	(941,811)	1,514,385
Net increase (decrease) in net assets resulting from operations	(27,875,466)	(5,219,359)	(303,232)	2,758,008

Distributions to shareholders:
Dividends and Distributions	(1,899,023)	(3,276,012)	(95,100)	(155,000)

Share transactions:**
Proceeds from sale of shares	33,304,612	84,155,885	14,132,620	9,157,335
Cost of shares redeemed	(68,764,883)	(317,096,920)	(8,856,547)	(4,804,278)
Increase (Decrease) in net assets resulting from share transactions	(35,460,271)	(232,941,035)	5,276,073	4,353,057
Total increase (decrease) in net assets	(65,234,760)	(241,436,406)	4,877,741	6,956,065
Net Assets, beginning of period	475,894,027	717,330,433	24,160,277	17,204,212
Net Assets, end of period	$410,659,267	$475,894,027	$29,038,018	$24,160,277

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	650,000	150,000	100,000
Shares redeemed	(600,000)	(2,500,000)	(100,000)	(50,000)
Net increase (decrease)	(300,000)	(1,850,000)	50,000	50,000

See Notes to Financial Statements

20

Gaming ETF		Generic Drugs ETF		Pharmaceutical ETF
For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018
(unaudited)		(unaudited)		(unaudited)

$294,667	$849,587	$6,417	$4,109	$2,011,253	$4,610,908
(1,788,709)	1,093,628	34,289	(29,742)	(3,942,436)	30,537,964
393,752	(4,273,689)	(489,974)	521,928	(14,128,522)	4,781,155
(1,100,290)	(2,330,474)	(449,268)	496,295	(16,059,705)	39,930,027

(849,750)	(700,050)	(900)	(55,050)	(1,805,798)	(4,703,830)

3,638,015	41,979,903	—	—	34,420,201	396,537,268
—	(36,543,790)	—	—	(102,050,759)	(440,908,308)
3,638,015	5,436,113	—	—	(67,630,558)	(44,371,040)
1,687,975	2,405,589	(450,168)	441,245	(85,496,061)	(9,144,843)
25,841,277	23,435,688	3,802,104	3,360,859	276,045,133	285,189,976
$27,529,252	$25,841,277	$3,351,936	$3,802,104	$190,549,072	$276,045,133

100,000	900,000	—	—	600,000	6,750,000
—	(800,000)	—	—	(1,750,000)	(7,400,000)
100,000	100,000	—	—	(1,150,000)	(650,000)

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Retail ETF		Semiconductor ETF

	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018
	(unaudited)		(unaudited)

Operations:
Net investment income	$683,720	$876,108	$5,828,823	$13,520,717
Net realized gain (loss)	2,931,712	11,105,600	4,160,132	256,990,756
Net change in unrealized appreciation (depreciation)	(14,396,249)	11,739,531	(5,879,789)	(105,630,663)
Net increase (decrease) in net assets resulting from operations	(10,780,817)	23,721,239	4,109,166	164,880,810

Distributions to shareholders:
Dividends and Distributions	(1,300,387)	(1,030,346)	(14,202,995)	(10,499,228)

Share transactions:**
Proceeds from sale of shares	41,446,871	131,062,913	9,293,770,096	19,908,451,210
Cost of shares redeemed	(84,584,951)	(76,377,009)	(9,630,066,772)	(19,647,561,699)
Increase (Decrease) in net assets resulting from share transactions	(43,138,080)	54,685,904	(336,296,676)	260,889,511
Total increase (decrease) in net assets	(55,219,284)	77,376,797	(346,390,505)	415,271,093
Net Assets, beginning of period	136,123,081	58,746,284	1,215,323,750	800,052,657
Net Assets, end of period†	$80,903,797	$136,123,081	$868,933,245	$1,215,323,750

** Shares of Common Stock Issued (no par value)
Shares sold	400,000	1,300,000	97,400,000	191,750,000
Shares redeemed	(850,000)	(800,000)	(100,650,000)	(188,900,000)
Net increase (decrease)	(450,000)	500,000	(3,250,000)	2,850,000

*	Commencement of operations

See Notes to Financial Statements

22

Video Gaming and eSports ETF
For the Period October 16, 2018* through March 31, 2019
(unaudited)

$45,415
(84,850)
1,278,185
1,238,750

(2,000)

16,150,016
—
16,150,016
17,386,766
—
$17,386,766

550,000
—
550,000

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$136.11		$134.17	$115.25	$114.45	$105.84	$82.74
Income from investment operations:
Net investment income (loss)	0.16	(a)	0.52 (a)	0.58 (a)	0.33	0.24	(0.03)
Net realized and unrealized gain (loss) on investments	(7.25)		2.10 (f)	18.67	0.81	8.37	23.13
Total from investment operations	(7.09)		2.62	19.25	1.14	8.61	23.10
Less:
Dividends from net investment income	(0.55)		(0.68)	(0.33)	(0.34)	—	— (g)
Net asset value, end of period	$128.47		$136.11	$134.17	$115.25	$114.45	$105.84
Total return (b)	(5.14	)%(c)	2.00%	16.77%	0.97%	8.13%	27.92%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$410,659		$475,894	$717,330	$598,914	$651,978	$539,423
Ratio of gross expenses to average net assets	0.41	%(d)	0.40%	0.39%	0.40%	0.40%	0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.27	%(d)	0.41%	0.48%	0.29%	0.18%	(0.03)%
Portfolio turnover rate (e)	14	%(c)	30%	27%	41%	12%	11%
	Environmental Services ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$96.64		$86.02	$69.68	$58.37	$64.57	$62.43
Income from investment operations:
Net investment income	0.21	(a)	0.42 (a)	0.66 (a)	0.63	0.73	1.00
Net realized and unrealized gain (loss) on investments	0.26	(f)	10.98	16.21	11.36	(5.88)	1.89
Total from investment operations	0.47		11.40	16.87	11.99	(5.15)	2.89
Less:
Dividends from net investment income	(0.32)		(0.78)	(0.53)	(0.68)	(1.05)	(0.75)
Net asset value, end of period	$96.79		$96.64	$86.02	$69.68	$58.37	$64.57
Total return (b)	0.54	%(c)	13.36%	24.31%	20.75%	(8.18)%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$29,038		$24,160	$17,204	$17,420	$14,593	$16,142
Ratio of gross expenses to average net assets	0.87	%(d)	0.98%	0.95%	0.93%	1.15%	0.92%
Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.45	%(d)	0.47%	0.86%	1.00%	1.15%	1.32%
Portfolio turnover rate (e)	12	%(c)	24%	20%	40%	19%	13%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period.
The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(g)	Amount represents less than $0.005 per share

See Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$39.76		$42.61	$36.15	$29.82		$43.38	$47.49
Income from investment operations:
Net investment income	0.41	(a)	1.03 (a)	1.13 (a)	0.94	(a)	1.12 (a)	1.76
Net realized and unrealized gain (loss) on investments	(2.33)		(2.80)	6.40	6.69		(12.80)	(5.35)
Total from investment operations	(1.92)		(1.77)	7.53	7.63		(11.68)	(3.59)
Less:
Dividends from net investment income	(1.13)		(1.08)	(1.07)	(1.30)		(1.88)	(0.52)
Net asset value, end of period	$36.71		$39.76	$42.61	$36.15		$29.82	$43.38
Total return (b)	(4.48	)%(c)	(4.51)%	21.58%	26.23%		(27.91)%	(7.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$27,529		$25,841	$23,436	$19,881		$23,859	$43,384
Ratio of gross expenses to average net assets	0.97	%(d)	0.86%	0.94%	0.93%		1.00%	0.73%
Ratio of net expenses to average net assets	0.65	%(d)	0.66%	0.65%	0.67%		0.66%	0.65%
Ratio of net expenses to average net assets excluding interest expense	0.65	%(d)	0.65%	0.65%	0.65%		0.65%	0.65%
Ratio of net investment income to average net assets	2.27	%(d)	2.24%	2.97%	2.88%		2.92%	2.73%
Portfolio turnover rate (e)	12	%(c)	31%	22%	29%		27%	35%
	Generic Drugs ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,		For the Period January 12, 2016 (f) through September 30,
	2019		2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$25.35		$22.41	$24.36	$25.21
Income from investment operations:
Net investment income	0.04	(a)	0.03 (a)	0.09 (a)	0.07
Net realized and unrealized gain (loss) on investments	(3.03)		3.28	(1.94)	(0.92)
Total from investment operations	(2.99)		3.31	(1.85)	(0.85)
Less:
Dividends from net investment income	(0.01)		(0.37)	(0.10)	—
Net asset value, end of period	$22.35		$25.35	$22.41	$24.36
Total return (b)	(11.81	)%(c)	14.85%	(7.58)%	(3.37	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,352		$3,802	$3,361	$2,436
Ratio of gross expenses to average net assets	3.28	%(d)	3.33%	2.94%	5.70	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.57%	0.55	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55	%(d)
Ratio of net investment income to average net assets	0.38	%(d)	0.11%	0.40%	0.39	%(d)
Portfolio turnover rate (e)	2	%(c)	15%	61%	47	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period.
The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

25

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$64.37		$57.75	$57.44	$63.01	$63.54	$47.89
Income from investment operations:
Net investment income	0.51	(a)	1.01 (a)	1.18 (a)	1.24 (a)	1.31	1.02
Net realized and unrealized gain (loss) on investments	(3.72)		6.62	0.26	(5.41)	(0.62)	15.66
Total from investment operations	(3.21)		7.63	1.44	(4.17)	0.69	16.68
Less:
Dividends from net investment income	(0.44)		(1.01)	(1.13)	(1.40)	(1.22)	(1.03)
Net asset value, end of period	$60.72		$64.37	$57.75	$57.44	$63.01	$63.54
Total return (b)	(4.97	)%(c)	13.42%	2.59%	(6.72)%	0.96%	35.19%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$190,549		$276,045	$285,190	$231,938	$314,297	$405,888
Ratio of gross expenses to average net assets	0.42	%(d)	0.43%	0.40%	0.41%	0.41%	0.42%
Ratio of net expenses to average net assets	0.36	%(d)	0.36%	0.35%	0.35%	0.36%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.70	%(d)	1.70%	2.14%	2.04%	1.78%	1.85%
Portfolio turnover rate (e)	9	%(c)	18%	40%	25%	12%	14%
	Retail ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$111.44		$81.42	$78.02	$73.57	$62.27	$55.34
Income from investment operations:
Net investment income	0.63	(a)	1.13 (a)	1.15 (a)	0.93 (a)	1.12 (a)	0.60
Net realized and unrealized gain (loss) on investments	(6.23)		30.32	3.64	5.27	10.47	6.94
Total from investment operations	(5.60)		31.45	4.79	6.20	11.59	7.54
Less:
Dividends from net investment income	(0.98)		(1.43)	(1.39)	(1.75)	(0.29)	(0.61)
Net asset value, end of period	$104.86		$111.44	$81.42	$78.02	$73.57	$62.27
Total return (b)	(4.91	)%(c)	39.01%	6.25%	8.42%	18.63%	13.65%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$80,904		$136,123	$58,746	$118,706	$203,909	$66,724
Ratio of gross expenses to average net assets	0.47	%(d)	0.52%	0.50%	0.43%	0.42%	0.63%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.25	%(d)	1.15%	1.46%	1.22%	1.49%	1.23%
Portfolio turnover rate (e)	5	%(c)	16%	17%	9%	5%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period.
The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$106.41		$93.34	$69.36	$49.97	$51.10	$39.88
Income from investment operations:
Net investment income	0.59	(a)	1.19 (a)	1.10 (a)	0.82 (a)	1.08 (a)	0.62
Net realized and unrealized gain (loss) on investments	0.98		13.28	23.46	19.67	(1.58)	11.26
Payment from Adviser	—		—	—	0.04 (g)	—	—
Total from investment operations	1.57		14.47	24.56	20.53	(0.50)	11.88
Less:
Dividends from net investment income	(1.64)		(1.40)	(0.58)	(1.14)	(0.63)	(0.66)
Net asset value, end of period	$106.34		$106.41	$93.34	$69.36	$49.97	$51.10
Total return (b)	1.83	%(c)	15.61%	35.63%	41.73%	(1.09)%	30.13%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$868,933		$1,215,324	$800,053	$577,130	$190,923	$414,959
Ratio of gross expenses to average net assets	0.39	%(d)	0.39%	0.38%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.36%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.24	%(d)	1.14%	1.38%	1.45%	2.01%	1.68%
Portfolio turnover rate (e)	11	%(c)	23%	22%	53%	18%	9%
	Video Gaming and eSports ETF
	For the Period October 16, 2018 (f) through March 31, 2019
	(unaudited)

Net asset value, beginning of period	$30.88
Income from investment operations:
Net investment income (a)	0.17
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.74
Less:
Dividends from net investment income	(0.01)
Net asset value, end of period	$31.61
Total return (b)	2.40	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,387
Ratio of gross expenses to average net assets	1.64	%(d)
Ratio of net expenses to average net assets	0.55	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)
Ratio of net investment income to average net assets	1.32	%(d)
Portfolio turnover rate (e)	16	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period.
The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations
(g)	For the year ended September 30, 2016, 0.06% of total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Biotech ETF, Environmental Services ETF, Gaming ETF, Generic Drugs ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF and Video Gaming and eSports ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by Indxx LLC, ICE Data Indices, LLC or MV Index Solutions GmbH (“MVIS”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

Fund	Diversification Classification
Biotech ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Generic Drugs ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF*	Non-Diversified

*	Commencement of operations for Video Gaming and eSports ETF was October 16, 2018.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and
28

procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
29

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2019 are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2019 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2020, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended March 31, 2019.

The current expense limitations and management fee rates are as follows:

Fund	Expense Limitations	Management Fee Rates
Biotech ETF	0.35%	0.35%
Environmental Services ETF	0.55	0.50
Gaming ETF	0.65	0.50
Generic Drugs ETF	0.55	0.50
Pharmaceutical ETF	0.35	0.35
Retail ETF	0.35	0.35
Semiconductor ETF	0.35	0.35
Video Gaming and eSports ETF	0.55	0.50

Refer to Statement of Operations for the amounts waived/assumed by the Adviser.

During the year ended September 30, 2016, the Adviser voluntarily reimbursed the Semiconductor ETF $340,000 for transactional losses. The per share and total return impact to the Fund is reflected in the Financial Highlights.

30

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2019, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Biotech ETF	$59,074,694	$60,484,267
Environmental Services ETF	2,776,583	5,369,512
Gaming ETF	3,089,011	3,601,863
Generic Drugs ETF	66,405	146,405
Pharmaceutical ETF	23,254,726	22,891,193
Retail ETF	5,716,699	6,297,697
Semiconductor ETF	89,745,314	101,736,011
Video Gaming and eSports ETF	3,232,805	1,420,516

Note 5-Income Taxes—As of March 31, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation (depreciation), gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$462,048,013	$33,780,774	$(83,802,124)	$(50,021,350)
Environmental Services ETF	26,502,685	3,567,591	(989,625)	2,577,966
Gaming ETF	32,890,289	958,955	(6,346,879)	(5,387,924)
Generic Drugs ETF	3,565,844	585,382	(769,974)	(184,592)
Pharmaceutical ETF	259,681,827	9,192,775	(78,898,129)	(69,705,354)
Retail ETF	91,718,496	1,266,008	(12,009,814)	(10,743,806)
Semiconductor ETF	1,003,778,377	1,331,999	(116,930,482)	(115,598,483)
Video Gaming and eSports ETF	16,260,010	1,539,588	(261,123)	1,278,465

The tax character of dividends paid to shareholders during the year ended September 30, 2018 was as follows:

Fund	Ordinary Income
Biotech ETF	$3,276,012
Environmental Services ETF	155,000
Gaming ETF	700,050
Generic Drugs ETF	55,050
Pharmaceutical ETF	4,703,830
Retail ETF	1,030,346
Semiconductor ETF	10,499,228

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2018, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Biotech ETF	$—	$(25,745,904)	$(25,745,904)
Environmental Services ETF	(405,261)	(5,788,905)	(6,194,166)
Gaming ETF	(2,861,307)	(4,990,231)	(7,851,538)
Generic Drugs ETF	(115,044)	(116,274)	(231,318)
Pharmaceutical ETF	(1,242,010)	(6,831,397)	(8,073,407)
Retail ETF	(1,355,030)	(1,861,370)	(3,216,400)
Semiconductor ETF	(6,896,994)	(425,995)	(7,322.989)
31

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2019, there was an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended March 31, 2019, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Biotech ETF	$33,442,336	$68,900,107
Environmental Services ETF	14,131,317	6,368,516
Gaming ETF	3,423,312	—
Generic Drugs ETF	—	—
Pharmaceutical ETF	34,419,641	102,033,347
Retail ETF	41,170,592	84,677,944
Semiconductor ETF	9,297,582,866	9,629,676,712
Video Gaming and eSports ETF	14,391,958	—

This table represents the accumulation of each Fund’s daily net shareholder transactions, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Principal Risks—Non-diversified funds (see Note 1) generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

32

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2019 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan as of March 31, 2019:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Biotech ETF	$1,117,305
Semiconductor ETF	18,974,918

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2019, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2019
Biotech ETF	74	$701,654	3.79%	$—
Gaming ETF	10	125,771	3.60	—
Pharmaceutical ETF	165	369,084	3.71	—
Retail ETF	115	152,150	3.69	87,975
Semiconductor ETF	96	1,420,351	3.70	—
33

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, of the ASU 2018-13 to financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 12, 2019, Generic Drugs ETF liquidated. The following liquidating distribution was paid to shareholders:

Fund	Payable Date	Rate Per Share
Generic Drugs ETF	4/12/2019	$22.44103
34

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q/N-PORT (as applicable). The Trust’s Form N-Qs/N-PORTs (as applicable) are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INDUSSAR

SEMI-ANNUAL REPORT March 31, 2019 (unaudited)

VANECK VECTORS®

Morningstar Durable Dividend ETF	DURA®
Morningstar Global Wide Moat ETF	GOATTM
Morningstar International Moat ETF	MOTI®
Morningstar Wide Moat ETF	MOAT®
NDR CMG Long/Flat Allocation ETF	LFEQ®
Real Asset Allocation ETF	RAAX®

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2019.

VANECK VECTORS ETFs

March 31, 2019 (unaudited)

Review of 2018

As we wrote in our Market Insights research, www.vaneck.com/blogs/market insights/, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task.

The big shock to this growth story came with concerns about European and Chinese growth in the summer of 2018. These, together with both unstable politics and weaker bank balance sheets, became obstacles to monetary policy normalization as the year progressed. This resulted in U.S. dollar strength and emerging markets equity weakness. In addition, rather than continuing to “grind” higher, commodities were hit by China worries and other factors, and had a disappointing year.

2019 Outlook

As we came into 2019, two of our macro views for the year were that: 1) developed market central banks were tightening and Europe continued to be “two years” behind the U.S. in this trend. We also believed European monetary normalization would remain a slow process, likely slower than the U.S.; and 2) China’s central bank was stimulating, and harder-to-stimulate lending to private companies and financial reform continued, but the effects would really only be felt in the first or even the second quarter of 2019. However, we believed that the Chinese government-the central bank supported by fiscal and other steps—would win in stimulating.

Now, as we end the first quarter of 2019, we have seen some important changes. Developed country central banks reversed course. Not only has the U.S. Federal Reserve basically said it will stop raising interest rates, but also, faced with possible recession across the Eurozone, the European Central Bank (ECB) has promised to maintain already historically low interest rates at least until the end of the year.

As we thought it would, in China, the People’s Bank of China and other policy makers are indeed continuing to stimulate. We have been calling their collective fiscal and monetary stimulus steps a program of “drip stimulus,” since it was not meant to be an old-style sort of big system, big infrastructure stimulus program as we had after the global financial crisis. This drip stimulus has led to stronger Purchasing Managers’ Index (PMI) measures with markets already seeing significant benefits and likely to see more.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

April 4, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2018 to March 31, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2018 – March 31, 2019
Morningstar Durable Dividend ETF***
Actual	$1,000.00	$1,078.90	0.29%	$1.26
Hypothetical**	$1,000.00	$1,023.49	0.29%	$1.46
Morningstar Global Wide Moat ETF***
Actual	$1,000.00	$1,080.70	0.52%	$2.25
Hypothetical**	$1,000.00	$1,022.34	0.52%	$2.62
Morningstar International Moat ETF
Actual	$1,000.00	$975.50	0.58%	$2.86
Hypothetical**	$1,000.00	$1,022.04	0.58%	$2.92
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,015.60	0.48%	$2.41
Hypothetical**	$1,000.00	$1,022.54	0.48%	$2.42
NDR CMG Long/Flat Allocation ETF
Actual	$1,000.00	$948.00	0.56%	$2.72
Hypothetical**	$1,000.00	$1,022.14	0.56%	$2.82
Real Asset Allocation ETF
Actual	$1,000.00	$998.90	0.55%	$2.74
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from October 30, 2018 (commencement of operations) to March 31, 2019) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
2

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Automobiles & Components: 0.1%
419	Gentex Corp.	$8,665
Banks: 1.5%
2,967	U.S. Bancorp	142,980
Capital Goods: 9.7%
1,180	3M Co.	245,180
1,054	Eaton Corp. Plc	84,910
1,343	Emerson Electric Co.	91,955
551	Fastenal Co.	35,435
1,123	Honeywell International, Inc.	178,467
567	Illinois Tool Works, Inc.	81,381
510	Lockheed Martin Corp.	153,082
97	MSC Industrial Direct Co., Inc.	8,023
249	Pentair Plc	11,083
190	Rockwell Automation Inc	33,337
		922,853
Consumer Durables & Apparel: 0.2%
249	Hasbro, Inc.	21,170
Consumer Services: 5.4%
244	Darden Restaurants, Inc.	29,639
118	Dunkin’ Brands Group, Inc.	8,862
1,356	Las Vegas Sands Corp.	82,662
1,369	McDonald’s Corp.	259,973
1,787	Starbucks Corp.	132,846
		513,982
Diversified Financials: 2.4%
252	BlackRock, Inc.	107,697
51	Cohen & Steers, Inc.	2,156
280	Eaton Vance Corp.	11,287
68	Evercore, Inc.	6,188
661	Franklin Resources, Inc.	21,906
745	Janus Henderson Group Plc	18,610
291	Legg Mason, Inc.	7,965
512	T. Rowe Price Group, Inc.	51,261
326	Waddell & Reed Financial, Inc.	5,637
		232,707
Energy: 13.3%
3,632	Chevron Corp.	447,390
5,810	Exxon Mobil Corp.	469,448
5,664	Kinder Morgan, Inc.	113,337
1,563	ONEOK, Inc.	109,160
4,490	Williams Companies, Inc.	128,953
		1,268,288
Food, Beverage & Tobacco: 6.6%
264	Hershey Co.	30,315
134	Ingredion, Inc.	12,688
2,220	Mondelez International, Inc.	110,822
3,347	PepsiCo, Inc.	410,175
273	The JM Smucker Co.	31,804
468	Tyson Foods, Inc.	32,493
		628,297
Health Care Equipment & Services: 2.3%
2,135	Medtronic Plc	194,456
247	Quest Diagnostics, Inc.	22,210
		216,666
Number of Shares		Value

Household & Personal Products: 7.3%
1,655	Colgate-Palmolive Co.	$113,434
888	Kimberly-Clark Corp.	110,023
4,499	The Procter and Gamble Co.	468,121
		691,578
Insurance: 1.8%
748	Chubb Ltd.	104,780
454	The Travelers Companies, Inc.	62,271
		167,051
Materials: 2.9%
399	Air Products & Chemicals, Inc.	76,193
161	Bemis Co., Inc.	8,932
291	Eastman Chemical Co.	22,081
169	International Flavors & Fragrances, Inc.	21,765
798	Linde Plc	140,392
68	Sensient Technologies Corp.	4,610
		273,973
Media & Entertainment: 0.0%
99	John Wiley & Sons, Inc.	4,378
Pharmaceuticals, Biotechnology: 10.0%
1,404	Amgen, Inc.	266,732
3,497	Gilead Sciences, Inc.	227,340
10,678	Pfizer, Inc.	453,495
		947,567
Retailing: 0.6%
293	Genuine Parts Co.	32,825
183	Tiffany & Co.	19,316
		52,141
Semiconductor: 12.1%
898	Broadcom, Inc.	270,038
7,792	Intel Corp.	418,430
693	Maxim Integrated Products, Inc.	36,847
4,005	Qualcomm, Inc.	228,405
1,890	Texas Instruments, Inc.	200,472
		1,154,192
Software & Services: 0.3%
1,382	The Western Union Co.	25,525
Technology Hardware & Equipment: 5.3%
8,561	Cisco Systems, Inc.	462,208
551	TE Connectivity Ltd.	44,493
		506,701
Telecommunication Services: 5.0%
8,107	Verizon Communications, Inc.	479,367
Transportation: 2.1%
1,758	United Parcel Service, Inc.	196,439
Utilities: 10.8%
148	Avangrid, Inc.	7,452
1,391	CenterPoint Energy, Inc.	42,704
804	Consolidated Edison, Inc.	68,187
2,571	Dominion Energy, Inc.	197,093
2,180	Duke Energy Corp.	196,200
529	Entergy Corp.	50,588
621	Evergy, Inc.	36,049
1,298	FirstEnergy Corp.	54,010
784	NiSource, Inc.	22,469

See Notes to Financial Statements

3

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Utilities: (continued)
2,722	PPL Corp.	$86,396
602	Sempra Energy	75,768
3,672	The Southern Co.	189,769
		1,026,685
Total Common Stocks (Cost: $9,129,330)		9,481,205
Number of Shares		Value

MONEY MARKET FUND: 0.4% (Cost: $35,543)
35,543	Dreyfus Government Cash Management Fund – Institutional Shares	$35,543
Total Investments: 100.1% (Cost: $9,164,873)		9,516,748
Liabilities in excess of other assets: (0.1)%		(5,172)
NET ASSETS: 100.0%		$9,511,576

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$483,745
Consumer Discretionary	6.3	595,958
Consumer Staples	13.9	1,319,875
Energy	13.3	1,268,288
Financials	5.7	542,738
Health Care	12.2	1,164,233
Industrials	11.7	1,119,292
Information Technology	17.7	1,686,418
Materials	2.9	273,973
Utilities	10.8	1,026,685
Money Market Fund	0.4	35,543
	100.0%	$9,516,748

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$9,481,205	$—	$—	$9,481,205
Money Market Fund	35,543	—	—	35,543
Total	$9,516,748	$—	$—	$9,516,748

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

4

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 2.9%
2,197	Australia & New Zealand Banking Group Ltd. #	$40,649
4,856	Brambles Ltd. #	40,613
737	Commonwealth Bank of Australia #	37,009
		118,271
Canada: 6.0%
211	Canadian Pacific Railway Ltd.	43,487
2,281	Enbridge, Inc.	82,638
1,069	Royal Bank of Canada	80,674
740	Toronto-Dominion Bank	40,170
		246,969
China / Hong Kong: 3.3%
496	Alibaba Group Holding Ltd. (ADR) *	90,495
972	Yum China Holdings, Inc. (USD)	43,653
		134,148
Denmark: 1.0%
799	Novo Nordisk AS #	41,802
France: 4.6%
618	Essilor International SA #	67,576
887	Sanofi SA #	78,509
517	Schneider Electric SE #	40,618
		186,703
Germany: 1.1%
478	Symrise AG #	43,133
Ireland: 3.9%
918	Allegion Plc (USD)	83,272
853	Medtronic Plc (USD)	77,691
		160,963
Japan: 2.9%
1,600	Japan Tobacco, Inc. #	39,680
1,000	Kao Corp. #	79,030
		118,710
Mexico: 3.0%
7,400	Grupo Aeroportuario del Centro Norte, SAB de CV	41,842
4,500	Grupo Aeroportuario del Pacifico, SAB de CV	39,976
2,490	Grupo Aeroportuario del Sureste, SAB de CV	40,261
		122,079
Switzerland: 3.0%
444	Nestle SA #	42,329
290	Roche Holding AG #	79,899
		122,228
United Kingdom: 10.0%
1,529	Experian Plc #	41,402
3,911	GlaxoSmithKline Plc #	81,292
1,187	Imperial Tobacco Group Plc #	40,623
698	London Stock Exchange Group Plc #	43,195
960	Reckitt Benckiser Group Plc #	79,931
657	Unilever NV (LDR) #	38,342
1,436	Unilever Plc #	82,698
		407,483
Number of Shares		Value

United States: 58.3%
577	Allergan Plc	$84,479
71	Alphabet, Inc. *	83,559
51	Amazon.com, Inc. *	90,818
769	American Express Co.	84,052
392	Berkshire Hathaway, Inc. *	78,749
261	Biogen Idec, Inc. *	61,695
840	Cardinal Health, Inc.	40,446
304	Caterpillar, Inc.	41,189
948	CBRE Group, Inc. *	46,879
935	Charles Schwab Corp.	39,981
1,264	Cheniere Energy, Inc. *	86,407
890	Coca-Cola Co.	41,705
787	Compass Minerals International, Inc.	42,789
1,238	Emerson Electric Co.	84,766
396	Equifax, Inc.	46,926
235	Facebook, Inc. *	39,172
533	Fox Corp. *	19,566
590	Gilead Sciences, Inc.	38,356
958	Guidewire Software, Inc. *	93,079
1,575	Intel Corp.	84,578
253	Jones Lang LaSalle, Inc.	39,008
625	Kellogg Co.	35,863
775	KLA-Tencor Corp.	92,543
427	McDonald’s Corp.	81,087
468	Microchip Technology, Inc.	38,825
732	Microsoft Corp.	86,332
862	Mondelez International, Inc.	43,031
347	PepsiCo, Inc.	42,525
1,857	Pfizer, Inc.	78,867
554	Salesforce.com, Inc. *	87,737
568	Starbucks Corp.	42,225
835	T. Rowe Price Group, Inc.	83,600
4,385	The Western Union Co.	80,991
765	United Parcel Service, Inc.	85,481
600	Walt Disney Co.	66,618
796	Wells Fargo & Co.	38,463
823	Yum! Brands, Inc.	82,144
366	Zimmer Biomet Holdings, Inc.	46,738
		2,381,269
Total Common Stocks: 100.0% (Cost: $3,763,681)		4,083,758
Liabilities in excess of other assets: (0.0)%		(1,347)
NET ASSETS: 100.0%		$4,082,411

See Notes to Financial Statements

5

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,038,330 which represents 25.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$208,915
Consumer Discretionary	12.2	497,998
Consumer Staples	13.9	565,757
Energy	4.1	169,045
Financials	13.9	566,542
Health Care	17.4	709,774
Industrials	15.4	629,833
Information Technology	13.8	564,085
Materials	2.1	85,922
Real Estate	2.1	85,887
	100.0%	$4,083,758

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$118,271	$—	$118,271
Canada	246,969	—	—	246,969
China / Hong Kong	134,148	—	—	134,148
Denmark	—	41,802	—	41,802
France	—	186,703	—	186,703
Germany	—	43,133	—	43,133
Ireland	160,963	—	—	160,963
Japan	—	118,710	—	118,710
Mexico	122,079	—	—	122,079
Switzerland	—	122,228	—	122,228
United Kingdom	—	407,483	—	407,483
United States	2,381,269	—	—	2,381,269
Total	$3,045,428	$1,038,330	$—	$4,083,758

See Notes to Financial Statements

6

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.1%
Australia: 5.2%
29,174	Domino’s Pizza Enterprises Ltd. #	$899,984
48,816	National Australia Bank Ltd. #	877,505
797,763	Telstra Corp. Ltd. #	1,881,970
46,725	Westpac Banking Corp. #	861,666
		4,521,125
Belgium: 2.0%
24,791	KBC Group NV #	1,734,859
Canada: 9.1%
62,449	BRP, Inc.	1,733,305
10,653	Canadian Imperial Bank of Commerce †	842,065
146,659	Comeco Corp.	1,729,016
49,386	Enbridge, Inc.	1,789,200
17,643	Nutrien Ltd.	930,782
21,346	TransCanada Corp.	959,008
		7,983,376
China / Hong Kong: 24.2%
3,650,000	Agricultural Bank of China Ltd. #	1,687,264
10,754	Alibaba Group Holding Ltd. (ADR) *	1,962,067
162,000	Anhui Conch Cement Co. Ltd. #	991,263
180,000	Anta Sports Products Ltd. #	1,227,059
1,865,000	Bank of China Ltd. #	847,587
150,000	Beijing Enterprises Holdings Ltd. #	851,763
962,000	China Construction Bank Corp. #	825,751
84,500	China Mobile Ltd. #	862,266
217,000	CK Asset Holdings Ltd. #	1,932,558
560,000	CSPC Pharmaceutical Group Ltd. #	1,043,359
118,700	Hongkong Land Holdings Ltd. (USD) #	844,865
2,252,000	Industrial & Commercial Bank of China Ltd. #	1,653,834
175,600	Sands China Ltd. #	883,786
748,800	Shanghai Pharmaceuticals Holding Co. Ltd. #	1,632,023
107,000	Sun Hung Kai Properties Ltd. #	1,839,407
45,448	Yum China Holdings, Inc. (USD)	2,041,070
		21,125,922
Finland: 1.7%
193,698	Nordea Bank Abp (SEK) #	1,478,482
France: 2.0%
107,320	Orange SA #	1,751,359
Germany: 3.6%
20,032	Bayerische Motoren Werke AG #	1,548,268
14,978	Siemens AG #	1,612,350
		3,160,618
Japan: 9.4%
32,500	Calbee, Inc. † #	878,913
18,700	Denso Corp. #	731,552
34,800	Japan Tobacco, Inc. #	863,049
70,700	KDDI Corp. #	1,524,682
46,900	LINE Corp. * † #	1,653,738
33,300	Murata Manufacturing Co. Ltd. #	1,668,681
6,800	Nidec Corp. #	867,012
		8,187,627
Luxembourg: 1.8%
26,628	Millicom International Cellular SA (SDR) #	1,620,997
Number of Shares		Value

Mexico: 1.0%
96,500	Grupo Aeroportuario del Pacifico, SAB de CV	$857,269
Netherlands: 4.3%
412,084	Altice Europe NV * † #	1,083,845
22,567	Koninklijke Philips NV #	922,937
55,338	Royal Dutch Shell Plc (GBP) #	1,739,850
		3,746,632
Singapore: 4.2%
692,600	CapitaLand Ltd. #	1,869,774
1,172,700	Genting Singapore Ltd. #	902,567
105,600	Oversea-Chinese Banking Corp. Ltd. #	863,819
		3,636,160
South Korea: 2.1%
45,546	Samsung Electronics Co. Ltd. #	1,796,468
Spain: 3.9%
63,763	Grifols SA #	1,789,670
194,336	Telefonica SA #	1,629,525
		3,419,195
Sweden: 1.0%
52,065	SKF AB † #	868,276
Switzerland: 5.0%
45,046	ABB Ltd. #	846,485
19,493	LafargeHolcim Ltd. #	963,641
6,328	Roche Holding AG #	1,743,449
65,217	UBS Group AG #	791,195
		4,344,770
United Kingdom: 16.7%
121,709	Babcock International Group Plc #	783,447
136,715	BAE Systems Plc #	859,755
123,292	BP Plc #	895,695
555,262	BT Group Plc #	1,613,958
41,291	GlaxoSmithKline Plc #	858,249
201,576	HSBC Holdings Plc #	1,638,733
25,390	Imperial Tobacco Group Plc #	868,921
2,262,138	Lloyds Banking Group Plc #	1,833,581
257,429	Meggitt Plc #	1,688,362
151,603	Rolls-Royce Holdings Plc #	1,786,191
90,970	Smiths Group Plc #	1,703,086
		14,529,978
United States: 0.9%
15,812	Carnival Plc (GBP) #	781,912
Total Common Stocks (Cost: $86,014,627)		85,545,025
PREFERRED STOCKS: 1.8%
Chile: 1.8% (Cost: $1,836,873)
42,314	Sociedad Quimica y Minera de Chile SA, 5.05%	1,626,024
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $87,851,500)		87,171,049

See Notes to Financial Statements

7

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6%
Repurchase Agreements: 4.6%
$1,000,000	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $1,020,000 including accrued interest)	$1,000,000
1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.60%, due 4/1/19, proceeds $1,000,217; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 3/20/47 to 12/20/48, valued at $1,020,000 including accrued interest)	1,000,000
Principal Amount		Value

$983,183	Repurchase agreement dated 3/29/19 with Morgan Stanley & Co. LLC, 2.65%, due 4/1/19, proceeds $983,400; (collateralized by various U.S. government and agency obligations, 3.00% to 4.00%, due 2/1/46 to 7/1/47, valued at $1,002,847 including accrued interest)	$983,183
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $3,983,183)		3,983,183
Total Investments: 104.5% (Cost: $91,834,683)		91,154,232
Liabilities in excess of other assets: (4.5)%		(3,944,325)
NET ASSETS: 100.0%		$87,209,907

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,768,070.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $72,701,243 which represents 83.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.6%	$13,622,340
Consumer Discretionary	14.6	12,711,570
Consumer Staples	3.0	2,610,883
Energy	8.1	7,112,769
Financials	18.3	15,936,341
Health Care	9.2	7,989,687
Industrials	13.6	11,872,233
Information Technology	4.0	3,465,149
Materials	5.2	4,511,710
Real Estate	7.4	6,486,604
Utilities	1.0	851,763
	100.0%	$87,171,049

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,521,125	$—	$4,521,125
Belgium	—	1,734,859	—	1,734,859
Canada	7,983,376	—	—	7,983,376
China / Hong Kong	4,003,137	17,122,785	—	21,125,922
Finland	—	1,478,482	—	1,478,482
France	—	1,751,359	—	1,751,359
Germany	—	3,160,618	—	3,160,618
Japan	—	8,187,627	—	8,187,627
Luxembourg	—	1,620,997	—	1,620,997
Mexico	857,269	—	—	857,269
Netherlands	—	3,746,632	—	3,746,632
Singapore	—	3,636,160	—	3,636,160
South Korea	—	1,796,468	—	1,796,468
Spain	—	3,419,195	—	3,419,195
Sweden	—	868,276	—	868,276
Switzerland	—	4,344,770	—	4,344,770
United Kingdom	—	14,529,978	—	14,529,978
United States	—	781,912	—	781,912
Preferred Stocks*	1,626,024	—	—	1,626,024
Repurchase Agreements	—	3,983,183	—	3,983,183
Total	$14,469,806	$76,684,426	$—	$91,154,232

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

9

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Banks: 2.3%
1,011,808	Wells Fargo & Co.	$48,890,563
Capital Goods: 7.5%
379,898	Caterpillar, Inc.	51,472,380
772,687	Emerson Electric Co.	52,905,879
154,558	General Dynamics Corp.	26,163,578
211,124	United Technologies Corp.	27,211,772
		157,753,609
Commercial & Professional Services: 1.4%
246,455	Equifax, Inc.	29,204,918
Consumer Durables & Apparel: 1.3%
311,467	Polaris Industries, Inc.	26,297,159
Consumer Services: 2.6%
141,348	McDonald’s Corp.	26,841,985
365,148	Starbucks Corp.	27,145,102
		53,987,087
Diversified Financials: 9.6%
120,690	BlackRock, Inc.	51,579,285
1,146,534	Charles Schwab Corp.	49,025,794
741,313	State Street Corp.	48,785,809
521,545	T. Rowe Price Group, Inc.	52,217,085
		201,607,973
Food, Beverage & Tobacco: 14.1%
1,335,563	Campbell Soup Co. †	50,925,017
1,124,870	General Mills, Inc.	58,212,022
230,384	Hershey Co.	26,454,995
861,711	Kellogg Co.	49,444,977
1,095,972	Mondelez International, Inc.	54,710,922
632,616	Philip Morris International, Inc.	55,916,928
		295,664,861
Health Care Equipment & Services: 12.3%
658,100	AmerisourceBergen Corp.	52,332,112
1,052,681	Cardinal Health, Inc.	50,686,590
439,307	McKesson Corp.	51,425,277
533,086	Medtronic Plc	48,553,473
434,945	Zimmer Biomet Holdings, Inc.	55,542,476
		258,539,928
Materials: 2.7%
1,062,353	Compass Minerals International, Inc. †	57,760,133
Media & Entertainment: 8.6%
1,329,589	Comcast Corp.	53,156,968
326,479	Facebook, Inc. *	54,420,785
582,640	John Wiley & Sons, Inc.	25,764,341
436,597	Walt Disney Co.	48,475,365
		181,817,459
Pharmaceuticals, Biotechnology: 9.0%
360,160	Allergan Plc	52,731,026
162,684	Biogen Idec, Inc. *	38,455,244
455,707	Bristol-Myers Squibb Co.	21,741,781
773,675	Gilead Sciences, Inc.	50,296,612
614,653	Pfizer, Inc.	26,104,313
		189,328,976
Real Estate: 2.5%
344,952	Jones Lang LaSalle, Inc.	53,184,699
Number of Shares		Value

Retailing: 2.7%
31,847	Amazon.com, Inc. *	$56,711,545
Semiconductor: 10.5%
1,428,847	Applied Materials, Inc.	56,668,072
990,535	Intel Corp.	53,191,730
486,922	KLA-Tencor Corp.	58,143,356
628,790	Microchip Technology, Inc. †	52,164,418
		220,167,576
Software & Services: 10.5%
382,629	Blackbaud, Inc.	30,507,010
598,472	Guidewire Software, Inc. *	58,147,540
230,240	Microsoft Corp.	27,154,506
345,900	Salesforce.com, Inc. *	54,780,183
2,739,424	The Western Union Co.	50,597,161
		221,186,400
Utilities: 2.3%
635,838	Dominion Energy, Inc.	48,743,341
Total Common Stocks (Cost: $2,007,925,013)		2,100,846,227

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7%
Repurchase Agreements: 2.7%
$13,609,663	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc., 2.65%, due 4/1/19, proceeds $13,612,668; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $13,881,856 including accrued interest)	13,609,663
13,609,663	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $13,612,668; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $13,881,856 including accrued interest)	13,609,663
13,609,663	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.62%, due 4/1/19, proceeds $13,612,634; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 5/15/34 to 6/20/68, valued at $13,881,856 including accrued interest)	13,609,663

See Notes to Financial Statements

10

Principal Amount		Value

Repurchase Agreements: (continued)
$6,971,950	Repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.58%, due 4/1/19, proceeds $6,973,449; (collateralized by various U.S. government and agency obligations, 0.38% to 2.50%, due 5/31/22 to 2/15/47, valued at $7,111,390 including accrued interest)	$6,971,950
Principal Amount		Value

Repurchase Agreements: (continued)
$9,498,969	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc., 2.61%, due 4/1/19, proceeds $9,501,035; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 10/1/19 to 7/1/48, valued at $9,688,948 including accrued interest)	$9,498,969
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $57,299,908)		57,299,908
Total Investments: 102.6% (Cost: $2,065,224,921)		2,158,146,135
Liabilities in excess of other assets: (2.6)%		(55,590,580)
NET ASSETS: 100.0%		$2,102,555,555

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $56,935,546.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	8.7%	$181,817,459
Consumer Discretionary	6.5	136,995,791
Consumer Staples	14.1	295,664,861
Financials	11.9	250,498,536
Health Care	21.3	447,868,904
Industrials	8.9	186,958,527
Information Technology	21.0	441,353,976
Materials	2.8	57,760,133
Real Estate	2.5	53,184,699
Utilities	2.3	48,743,341
	100.0%	$2,100,846,227

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$2,100,846,227	$—	$—	$2,100,846,227
Repurchase Agreements	—	57,299,908	—	57,299,908
Total	$2,100,846,227	$57,299,908	$—	$2,158,146,135

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

11

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUND: 100.0% (a) (Cost: $61,792,213)
244,836	Vanguard S&P 500 ETF	$63,544,736
MONEY MARKET FUND: 0.1% (a) (Cost: $83,049)
83,049	Dreyfus Government Cash Management Fund – Institutional Shares	83,049

Total Investments: 100.1% (Cost: $61,875,262)		63,627,785
Liabilities in excess of other assets: (0.1)%		(48,988)
NET ASSETS: 100.0%		$63,578,797

Footnotes:

(a)	To obtain a copy of the underlying fund’s shareholder report, please visit the Securities and Exchange Commission’s website at http://www.sec.gov

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	99.9%	$63,544,736
Money Market Fund	0.1	83,049
	100.0%	$63,627,785

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$63,544,736	$—	$—	$63,544,736
Money Market Fund	83,049	—	—	83,049
Total	$63,627,785	$—	$—	$63,627,785

See Notes to Financial Statements

12

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUNDS: 100.0% (a)
93,670	Global X MLP & Energy Infrastructure ETF	$1,235,507
108,257	iShares Global Infrastructure ETF	4,857,492
188,532	iShares Gold Trust *	2,334,026
38,703	iShares MSCI Global Metals & Mining Producers ETF	1,202,502
180,703	SPDR Gold MiniShares Trust *	2,332,876
19,119	VanEck Vectors Agribusiness ETF ‡	1,192,070
85,873	VanEck Vectors Coal ETF ‡	1,161,862
173,597	VanEck Vectors Gold Miners ETF ‡	3,892,045
69,674	VanEck Vectors Oil Services ETF ‡	1,200,483
29,581	VanEck Vectors Steel ETF ‡	1,182,944
95,868	VanEck Vectors Unconventional Oil & Gas ETF ‡	1,221,703
24,571	Vanguard Real Estate ETF	2,135,466
Total Exchange Traded Funds (Cost: $23,506,137)		23,948,976
Number of Shares		Value

MONEY MARKET FUND: 0.1% (a) (Cost: $21,645)
21,645	Dreyfus Government Cash Management Fund – Institutional Shares	$21,645
Total Investments: 100.1% (Cost: $23,527,782)		23,970,621
Liabilities in excess of other assets: (0.1)%		(12,144)
NET ASSETS: 100.0%		$23,958,477

Footnotes:

(a)	To obtain a copy of the underlying fund’s shareholder report, please visit the Securities and Exchange Commission’s website at http://www.sec.gov
‡	Affiliated issuer-as defined under the Investment Company Act of 1940.
*	Non-income producing

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2019 is set forth below:

Affiliates	Value 09/30/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19
VanEck Vectors Agribusiness ETF	$761,332	$1,185,677	$(700,717)	$(40,189)	$—	$(14,033)	$1,192,070
VanEck Vectors Coal ETF	—	1,185,036	—	—	—	(23,174)	1,161,862
VanEck Vectors Gold Miners ETF	—	3,868,159	—	—	—	23,886	3,892,045
VanEck Vectors Oil Services ETF	759,353	1,193,168	(619,472)	(124,031)	—	(8,535)	1,200,483
VanEck Vectors Steel ETF	—	1,183,760	—	—	—	(816)	1,182,944
VanEck Vectors Unconventional Oil & Gas ETF	760,854	1,195,197	(628,350)	(104,421)	—	(1,577)	1,221,703
	$2,281,539	$9,810,997	$(1,948,539)	$(268,641)	$—	$(24,249)	$9,851,107

Summary of Investments by Sector	% of Investments	Value
Agribusiness	5.0%	$1,192,070
Coal	4.8	1,161,862
Global Metals and Mining	5.0	1,202,502
Gold Bullion	19.5	4,666,902
Gold Mining	16.2	3,892,045
Master Limited Partnerships	5.2	1,235,507
Oil Services	5.0	1,200,483
Steel	4.9	1,182,944
Unconventional Oil & Gas	5.1	1,221,703
US Real Estate Investment Trusts	8.9	2,135,466
Utilities	20.3	4,857,492
Money Market Fund	0.1	21,645
	100.0%	$23,970,621

See Notes to Financial Statements

13

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$23,948,976	$—	$—	$23,948,976
Money Market Fund	21,645	—	—	21,645
Total	$23,970,621	$—	$—	$23,970,621

See Notes to Financial Statements

14

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15

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2019 (unaudited)

	Morningstar Durable Dividend ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$9,516,748	$4,083,758	$87,171,049	$2,100,846,227
Affiliated issuers (3)	—	—	—	—
Short-term investments held as collateral for securities loaned (4)	—	—	3,983,183	57,299,908
Cash	—	—	—	268,960
Cash denominated in foreign currency, at value (5)	—	160,496	994,140	—
Receivables:
Investment securities sold	—	—	49,498	—
Due from Adviser	5,092	5,238	—	—
Dividends and interest	12,162	4,323	440,121	2,375,381
Prepaid expenses	—	—	3,009	11,803
Total assets	9,534,002	4,253,815	92,641,000	2,160,802,279

Liabilities:
Payables:
Investment securities purchased	—	—	968,056	—
Collateral for securities loaned	—	—	3,983,183	57,299,908
Line of credit	—	—	401,802	—
Due to Adviser	—	—	14,740	796,565
Due to custodian	—	150,141	11,858	—
Deferred Trustee fees	16	25	869	49,389
Accrued expenses	22,410	21,238	50,585	100,862
Total liabilities	22,426	171,404	5,431,093	58,246,724
NET ASSETS	$9,511,576	$4,082,411	$87,209,907	$2,102,555,555
Shares outstanding	350,000	150,000	2,800,000	45,100,000
Net asset value, redemption and offering price per share	$27.18	$27.22	$31.15	$46.62

Net assets consist of:
Aggregate paid in capital	$9,027,946	$3,759,013	$91,996,619	$2,113,524,258
Total distributable earnings (loss)	483,630	323,398	(4,786,712)	(10,968,703)
	$9,511,576	$4,082,411	$87,209,907	$2,102,555,555
(1) Value of securities on loan	$—	—	$3,768,070	$56,935,546
(2) Cost of investments—Unaffiliated issuers	$9,164,873	$3,763,681	$87,851,500	$2,007,925,013
(3) Cost of investments—Affiliated issuers	$—	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$3,983,183	$57,299,908
(5) Cost of cash denominated in foreign currency	$—	$156,312	$1,001,984	$—

(a)	Represents Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements

16

NDR CMG Long/Flat Allocation ETF	Real Asset Allocation ETF (a)

$63,627,785	$14,119,514
—	9,851,107
—	—
—	250,039
—	—

—	722,127
—	—
4,618	22,995
107	400
63,632,510	24,966,182

—	973,201
—	—
—	—
21,785	3,427
58	—
443	130
31,427	30,947
53,713	1,007,705
$63,578,797	$23,958,477
2,400,000	950,000
$26.49	$25.22

$64,312,609	$24,030,335
(733,812)	(71,858)
$63,578,797	$23,958,477
$—	$—
$61,875,262	$13,716,785
$—	$9,810,997
$—	$—
$—	$—

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2019 (unaudited)

	Morningstar Durable Dividend ETF (a)	Morningstar Global Wide Moat ETF (a)	Morningstar International Moat ETF	Morningstar Wide Moat ETF

Income:
Dividends	$64,594	$33,451	$1,176,913	$21,807,402
Interest	—	—	—	—
Securities lending income	318	—	24,434	71,643
Foreign taxes withheld	(39)	(1,327)	(110,413)	—
Total Income	64,873	32,124	1,090,934	21,879,045

Expenses:
Management fees	5,181	6,344	197,578	3,938,931
Professional fees	16,383	16,383	31,603	50,179
Trustees’ fees and expenses	923	923	1,396	18,017
Reports to shareholders	6,396	6,396	12,863	48,387
Indicative optimized portfolio value fee	2,242	2,242	2,490	2,490
Custodian fees	2,575	2,575	13,671	19,604
Registration fees	2,263	2,263	6,311	6,657
Transfer agent fees	996	996	1,196	1,195
Fund accounting fees	1,592	1,657	6,291	37,042
Interest	—	—	6,261	64,311
Other	407	408	3,781	29,368
Total expenses	38,958	40,187	283,441	4,216,181
Waiver of management fees	(5,181)	(6,344)	(55,894)	—
Expenses assumed by the Adviser	(28,597)	(26,511)	—	—
Net expenses	5,180	7,332	227,547	4,216,181
Net investment income	59,693	24,792	863,387	17,662,864

Net realized gain (loss) on:
Investments—unaffiliated issuers	88,062	(8,207)	(4,262,835)	(3,101,272)
Investments—affiliated issuers	—	—	—	—
In-kind redemptions	—	—	58,063	44,322,087
Foreign currency transactions and foreign denominated assets and liabilities	—	(6,459)	(820)	—
Net realized gain (loss)	88,062	(14,666)	(4,205,592)	41,220,815

Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated issuers	351,875	320,076	291,822	(20,058,918)
Investments—affiliated issuers	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	4,196	(3,473)	—
Net change in unrealized appreciation (depreciation)	351,875	324,272	288,349	(20,058,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	$499,630	$334,398	$(3,053,856)	$38,824,761

(a)	For the period October 30, 2018 (commencement of operations) through March 31, 2019.
(b)	Represents Consolidated Statement of Operations.

See Notes to Financial Statements

18

NDR CMG Long/Flat Allocation ETF	Real Asset Allocation ETF (b)

$378,703	$24,704
185,742	117,976
200	—
—	—
564,645	142,680

135,891	41,872
20,065	15,971
489	151
11,520	11,416
2,266	2,462
832	581
9,227	4,791
1,196	2,391
796	191
3,542	—
1,229	1,290
187,053	81,116
(34,031)	(35,060)
—	—
153,022	46,056
411,623	96,624

(2,455,189)	(135,214)
—	(268,641)
204,229	—

—	—
(2,250,960)	(403,855)

(501,230)	409,069
—	(24,249)

—	—
(501,230)	384,820
$(2,340,567)	$77,589

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Durable Dividend ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF
	For the Period October 30, 2018* through March 31, 2019	For the Period October 30, 2018* through March 31, 2019	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018
	(unaudited)	(unaudited)	(unaudited)

Operations:
Net investment income	$59,693	$24,792	$863,387	$2,480,889
Net realized gain (loss)	88,062	(14,666)	(4,205,592)	2,562,163
Net change in unrealized appreciation (depreciation)	351,875	324,272	288,349	(7,382,529)
Net increase (decrease) in net assets resulting from operations	499,630	334,398	(3,053,856)	(2,339,477)

Distributions to shareholders:
Dividends and Distributions	(16,000)	(11,000)	(2,801,050)	(4,302,150)

Share transactions:**
Proceeds from sale of shares	9,027,946	3,759,013	15,577,399	36,581,651
Cost of shares redeemed	—	—	(11,971,298)	(22,112,323)
Increase in net assets resulting from share transactions	9,027,946	3,759,013	3,606,101	14,469,328
Total increase (decrease) in net assets	9,511,576	4,082,411	(2,248,805)	7,827,701
Net Assets, beginning of period	—	—	89,458,712	81,631,011
Net Assets, end of period	$9,511,576	$4,082,411	$87,209,907	$89,458,712

** Shares of Common Stock Issued (no par value)
Shares sold	350,000	150,000	500,000	1,050,000
Shares redeemed	—	—	(400,000)	(650,000)
Net increase	350,000	150,000	100,000	400,000

*	Commencement of operations
(a)	Represents Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

20

Morningstar Wide Moat ETF		NDR CMG Long/Flat Allocation ETF		Real Asset Allocation ETF (a)

For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Period October 4, 2017* through September 30, 2018	For the Six Months Ended March 31, 2019	For the Period April 9, 2018* through September 30, 2018
(unaudited)		(unaudited)		(unaudited)

$17,662,864	$23,672,243	$411,623	$373,720	$96,624	$28,169
41,220,815	150,557,254	(2,250,960)	(153,952)	(403,855)	(194,904)
(20,058,918)	45,206,643	(501,230)	2,253,752	384,820	58,019
38,824,761	219,436,140	(2,340,567)	2,473,520	77,589	(108,716)

(29,003,400)	(14,227,200)	(550,200)	(20,000)	(83,400)	—

797,645,971	810,390,744	20,835,152	58,909,959	8,730,286	17,901,395
(275,011,728)	(731,950,653)	(6,608,959)	(9,120,108)	—	(2,558,677)

522,634,243	78,440,091	14,226,193	49,789,851	8,730,286	15,342,718
532,455,604	283,649,031	11,335,426	52,243,371	8,724,475	15,234,002
1,570,099,951	1,286,450,920	52,243,371	—	15,234,002	—
$2,102,555,555	$1,570,099,951	$63,578,797	$52,243,371	$23,958,477	$15,234,002

17,600,000	18,200,000	800,000	2,200,001	350,000	700,001
(6,100,000)	(16,500,000)	(250,000)	(350,001)	—	(100,001)
11,500,000	1,700,000	550,000	1,850,000	350,000	600,000

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Durable Dividend ETF
	For the Period October 30, 2018 (a) through March 31, 2019
	(unaudited)
Net asset value, beginning of period	$25.36
Income from investment operations:
Net investment income (b)	0.36
Net realized and unrealized gain on investments	1.62
Total from investment operations	1.98
Less:
Dividends from net investment income	(0.16)
Net asset value, end of period	$27.18
Total return (c)	7.89	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$9,512
Ratio of gross expenses to average net assets	2.18	%(e)
Ratio of net expenses to average net assets	0.29	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.29	%(e)
Ratio of net investment income to average net assets	3.34	%(e)
Portfolio turnover rate (f)	50	%(d)

	Morningstar Global Wide Moat ETF
	For the Period October 30, 2018 (a) through March 31, 2019
	(unaudited)
Net asset value, beginning of period	$25.30
Income from investment operations:
Net investment income (b)	0.19
Net realized and unrealized gain on investments	1.84
Total from investment operations	2.03
Less:
Dividends from net investment income	(0.11)
Net asset value, end of period	$27.22
Total return (c)	8.07	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,082
Ratio of gross expenses to average net assets	2.85	%(e)
Ratio of net expenses to average net assets	0.52	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.52	%(e)
Ratio of net investment income to average net assets	1.76	%(e)
Portfolio turnover rate (f)	32	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

22

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar International Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,			For the Period July 13, 2015(a) through September 30,
	2019		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$33.13		$35.49	$28.34	$26.48	$30.17
Income from investment operations:
Net investment income	0.33	(b)	0.91 (b)	0.93 (b)	0.76	0.18
Net realized and unrealized gain (loss) on investments		(1.25)	(1.27)	6.59	1.33		(3.87)
Total from investment operations		(0.92)	(0.36)	7.52	2.09		(3.69)
Less:
Dividends from net investment income		(1.06)	(0.98)	(0.37)	(0.23)	–
Distributions from net realized capital gains	–		(1.02)	–	–	–
Total dividends and distributions		(1.06)	(2.00)	(0.37)	(0.23)	–
Net asset value, end of period	$31.15		$33.13	$35.49	$28.34	$26.48
Total return (c)	(2.45	)%(d)	(1.14)%	26.91%	7.91%	(12.23	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$87,210		$89,459	$81,631	$12,755	$10,591
Ratio of gross expenses to average net assets	0.72	%(e)	0.72%	0.84%	1.62%	2.49	%(e)
Ratio of net expenses to average net assets	0.58	%(e)	0.57%	0.56%	0.56%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.56	%(e)	0.56%	0.56%	0.56%	0.56	%(e)
Ratio of net investment income to average net assets	2.18	%(e)	2.67%	2.92%	2.99%	3.27	%(e)
Portfolio turnover rate (f)	43	%(d)	112%	129%	168%	54	%(d)

	Morningstar Wide Moat ETF
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2019		2018	2017	2016	2015		2014
	(unaudited)
Net asset value, beginning of period	$46.73		$40.33	$34.01	$27.96	$31.27		$27.09
Income from investment operations:
Net investment income	0.45	(b)	0.73 (b)	0.53 (b)	0.48	0.57		0.37
Net realized and unrealized gain (loss) on investments	0.18		6.13	6.20	6.19		(3.46)	4.04
Total from investment operations	0.63		6.86	6.73	6.67		(2.89)	4.41
Less:
Dividends from net investment income		(0.74)	(0.46)	(0.41)	(0.62)		(0.42)	(0.23)
Net asset value, end of period	$46.62		$46.73	$40.33	$34.01	$27.96		$31.27
Total return (c)	1.56	%(d)	17.11%	19.96%	24.23%		(9.41)%	16.35%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,102,556		$1,570,100	$1,286,451	$753,358	$742,364		$853,616
Ratio of gross expenses to average net assets	0.48	%(e)	0.49%	0.48%	0.50%		0.50%	0.50%
Ratio of net expenses to average net assets	0.48	%(e)	0.49%	0.48%	0.49%		0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.47	%(e)	0.49%	0.48%	0.49%		0.49%	0.49%
Ratio of net investment income to average net assets	2.02	%(e)	1.69%	1.42%	1.44%		1.88%	1.63%
Portfolio turnover rate (f)	26	%(d)	56%	53%	178%		14%	15%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period.
The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	NDR CMG Long/Flat Allocation ETF
	For the Six Months Ended March 31, 2019		For the Period October 4, 2017 (a) through September 30, 2018
	(unaudited)
Net asset value, beginning of period	$28.24		$25.03
Income from investment operations:
Net investment income (b)	0.20		0.42
Net realized and unrealized gain (loss) on investments		(1.69)	2.89
Total from investment operations		(1.49)	3.31
Less:
Dividends from net investment income		(0.26)		(0.10)
Net asset value, end of period	$26.49		$28.24
Total return (c)	(5.20	)%(d)	13.25	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$63,579		$52,243
Ratio of gross expenses to average net assets (f)	0.69	%(e)	0.86	%(e)
Ratio of net expenses to average net assets (f)	0.56	%(e)	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.55	%(e)	0.55	%(e)
Ratio of net investment income to average net assets (f)	1.51	%(e)	1.58	%(e)
Portfolio turnover rate (g)	71	%(d)	28	%(d)

	Real Asset Allocation ETF (h)
	For the Six Months Ended March 31, 2019		For the Period April 9, 2018 (a) through September 30, 2018
	(unaudited)
Net asset value, beginning of period	$25.39		$25.18
Income from investment operations:
Net investment income (b)	0.14		0.10
Net realized and unrealized gain (loss) on investments		(0.17)	0.11
Total from investment operations		(0.03)	0.21
Less:
Dividends from net investment income		(0.14)	–
Net asset value, end of period	$25.22		$25.39
Total return (c)	(0.11	)%(d)	0.83	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,958		$15,234
Ratio of gross expenses to average net assets (f)	0.97	%(e)	1.57	%(e)
Ratio of net expenses to average net assets (f)	0.55	%(e)	0.55	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.55	%(e)	0.55	%(e)
Ratio of net investment income to average net assets (f)	1.15	%(e)	0.78	%(e)
Portfolio turnover rate (g)	89	%(d)	130	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(h)	Represents Consolidated Financial Highlights

See Notes to Financial Statements

24

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Morningstar Durable Dividend ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, NDR CMG Long/Flat Allocation ETF, and Real Asset Allocation ETF, (each a “Fund” and, together, the “Funds”). The following Notes to Financial Statements for the Real Asset Allocation ETF are presented on a consolidated basis (see Note 2B). Each Fund, except for Real Asset Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by Morningstar, Inc. or Ned Davis Research, Inc. The Real Asset Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (the “ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources, and infrastructure, using a proprietary, rules-based real asset allocation model.

Fund	Diversification Classification
Morningstar Durable Dividend ETF*	Non-Diversified
Morningstar Global Wide Moat ETF*	Non-Diversified
Morningstar International Moat ETF	Diversified
Morningstar Wide Moat ETF	Non-Diversified
NDR CMG Long/Flat Allocation ETF	Non-Diversified
Real Asset Allocation ETF	Non-Diversified

*	Fund commenced operations October 30, 2018

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Van Eck Associate Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect
25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Real Asset Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (the “Subsidiary”), a wholly-owned subsidiary organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Morningstar Durable Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations
26

on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2019 are reflected in the Schedules of Investments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2019 is presented in the Schedules of Investments. Refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (“VEAC”) is the investment adviser to the Morningstar Durable Dividend ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF and NDR CMG Long/Flat Allocation ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”) is the investment adviser to the Real Asset Allocation ETF and its Cayman Subsidiary. VEARA is a wholly-owned subsidiary of VEAC, and collectively with VEAC is referred to as the “Adviser.” The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2020, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current management fee rate and expense limitations for the period ended March 31, 2019, are as follows:

Fund	Management Fee Rate	Expense Limitations
Morningstar Durable Dividend ETF	0.29%	0.29%
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar Wide Moat ETF	0.45	0.49
NDR CMG Long/Flat Allocation ETF	0.50	0.55
Real Asset Allocation ETF	0.50	0.55

Refer to Statements of Operations for the amounts waived/assumed by the Adviser.

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2019, the Adviser waived management fees charged of $6,793 due to such investments held in the Real Asset Allocation ETF.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2019, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Morningstar Durable Dividend ETF	$2,291,224	$2,275,119
Morningstar Global Wide Moat ETF	1,118,625	1,110,899
Morningstar International Moat ETF	34,551,243	37,040,495
Morningstar Wide Moat ETF	464,370,695	478,346,641
NDR CMG Long/Flat Allocation ETF	30,858,073	30,891,384
Real Asset Allocation ETF	18,433,323	5,648,034

Note 5—Income Taxes—As of March 31, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Durable Dividend ETF	$9,164,873	$374,435	$(22,560)	$351,875
Morningstar Global Wide Moat ETF	3,763,681	361,025	(40,948)	320,077
Morningstar International Moat ETF	92,221,768	3,351,293	(4,418,829)	(1,067,536)
Morningstar Wide Moat ETF	2,065,421,894	167,030,464	(74,306,223)	92,724,241
NDR CMG Long/Flat Allocation ETF	61,875,262	1,752,523	—	1,752,523
Real Asset Allocation ETF	23,532,782	466,829	(28,990)	437,839

The tax character of dividends paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Dividends and Distributions
Fund	Ordinary Income*	Long-term Capital Gains
Morningstar International Moat ETF	$4,016,200	$285,950
Morningstar Wide Moat ETF	14,227,200	—
NDR CMG Long/Flat Allocation ETF	20,000	—

*	Includes short-term capital gains (if any)
28

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2018, the following funds had capital loss carryforwards available to offset future capital gains:

Fund	Post-Effective- No Expiration Short-Term Capital Losses	Post-Effective- No Expiration Long-Term Capital Losses	Total
Morningstar Wide Moat ETF	$(91,283,694)	$(61,907,021)	$(153,190,715)
NDR CMG Long/Flat Allocation ETF	(450,517)	—	(450,517)
Real Asset Allocation ETF	(157,401)	—	(157,401)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended March 31, 2019, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Morningstar Durable Dividend ETF	$9,025,162	$—
Morningstar Global Wide Moat ETF	3,764,161	—
Morningstar International Moat ETF	14,903,589	11,032,296
Morningstar Wide Moat ETF	797,626,466	272,363,520
NDR CMG Long/Flat Allocation ETF	20,833,767	6,607,671
Real Asset Allocation ETF	5,989,843	—

This table represents the accumulation of each Fund’s daily net shareholder transactions, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

29

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks—Non-diversified funds (see Note 1) generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

NDR CMG Long/Flat Allocation ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Real Asset Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

A more complete description of risks is included in each Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2019 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

30

The following table presents repurchase agreements held as collateral by type of security on loan as of March 31, 2019:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Morningstar International Moat ETF	$3,983,183
Morningstar Wide Moat ETF	57,299,908

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2019, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2019
Morningstar International Moat ETF	168	$334,278	3.70%	$—
Morningstar Wide Moat ETF	156	3,997,665	3.72	401,802
NDR CMG Long/Flat Allocation ETF	40	870,098	3.79	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, of the ASU 2018-13 to financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

31

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q/N-PORT (as applicable). The Trust’s Form N-Qs/N-PORTs (as applicable) are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	STRATSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

     Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date June 7, 2019
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date June 7, 2019
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date June 7, 2019
     ---------------